Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (16,579)	$ (29,811)
Items not affecting cash:
Amortization (notes 8 and 9)	4,143	3,517
Accretion of long-term debt	794	1,549
Interest paid in-kind on long-term debt (note 11)	1,679	778
Stock-based compensation expense, net (note 13)	1,678	2,065
Write-down of inventory (note 7)	340	295
G Gain on disposal of Canadian Operations (note 1)	(18,489)	0
Unrealized foreign exchange loss (gain)	1,863	(1,738)
Changes in operating assets and liabilities:
Accounts receivable	(2,036)	448
Inventories	400	(1,533)
Prepaid expenses and other assets	43	510
Deferred revenue	(1,604)	(197)
Accounts payable and accrued liabilities	1,930	(675)
Other long-term liabilities	59	(31)
Net cash used in operating activities	(25,779)	(24,823)
Investing activities:
Proceeds of disposal of Canadian Operations (note 1)	19,095	0
Purchase of property and equipment	(284)	(5)
Purchase of intangible assets	(4,705)	(5,229)
Net cash provided by (used in) investing activities	14,106	(5,234)
Financing activities:
Issuance of common stock (note 12(b))	5,392	8,487
Share issue costs	(231)	(1,072)
Issuance of common stock upon exercise of stock options (note 12(b))	258	384
Income tax withholdings on vesting of restricted share units	(23)	(65)
Proceeds from issuance of long-term debt	0	20,000
Financing fees on issuance of long-term debt	(21)	(518)
Payment of deferred consideration	0	(2,815)
Net cash provided by financing activities	5,375	24,401
Decrease in cash, cash equivalents, and restricted cash during the year	(6,298)	(5,656)
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(313)	532
Cash, cash equivalents, and restricted cash, beginning of year	24,181	29,305
Cash, cash equivalents, and restricted cash, end of year	17,570	24,181
Supplemental cash flow information:
Interest paid	3,778	3,477
Interest received	149	95
Cash (paid) received for income taxes	$ (146)	$ 334